Investment Securities - Schedule of Details Concerning Investment Securities with Unrealized Losses (Detail) - USD ($) $ in Thousands	Jun. 30, 2019	Dec. 31, 2018	Dec. 31, 2017
Schedule of Available for Sale Securities [Line Items]
Less than 12 Months, Fair Value	$ 3,402	$ 35,348	$ 67,976
Less than 12 Months, Unrealized Losses	6	192	635
More Than 12 Months, Fair Value	79,229	110,830	93,658
More Than 12 Months, Unrealized Losses	1,352	4,651	2,743
Total, Fair Value	82,631	146,178	161,634
Total, Unrealized Losses	1,358	4,843	3,378
Residential Mortgage - Backed
Schedule of Available for Sale Securities [Line Items]
Less than 12 Months, Fair Value	2,539	6,003	43,811
Less than 12 Months, Unrealized Losses	4	27	445
More Than 12 Months, Fair Value	69,860	88,502	75,046
More Than 12 Months, Unrealized Losses	1,241	4,000	2,374
Total, Fair Value	72,399	94,505	118,857
Total, Unrealized Losses	1,245	4,027	2,819
U.S. Government Sponsored Enterprises
Schedule of Available for Sale Securities [Line Items]
Less than 12 Months, Fair Value		9,786	8,630
Less than 12 Months, Unrealized Losses		13	60
More Than 12 Months, Fair Value	2,998	8,116	3,698
More Than 12 Months, Unrealized Losses	45	265	125
Total, Fair Value	2,998	17,902	12,328
Total, Unrealized Losses	45	278	185
State, Country and Municipal
Schedule of Available for Sale Securities [Line Items]
Less than 12 Months, Fair Value	863	19,043	14,535
Less than 12 Months, Unrealized Losses	2	149	130
More Than 12 Months, Fair Value	6,011	13,880	14,559
More Than 12 Months, Unrealized Losses	28	327	219
Total, Fair Value	6,874	32,923	29,094
Total, Unrealized Losses	30	476	349
Corporate Debt Obligations
Schedule of Available for Sale Securities [Line Items]
Less than 12 Months, Fair Value		516	1,000
Less than 12 Months, Unrealized Losses		3
More Than 12 Months, Fair Value	360	332	355
More Than 12 Months, Unrealized Losses	38	59	25
Total, Fair Value	360	848	1,355
Total, Unrealized Losses	$ 38	$ 62	$ 25